Note 12: Common Stock Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	December 31, 2014	December 31, 2015
Warrants outstanding at beginning of period	2,340,000	1,340,000
Issued	-	-
Cancelled	(1,000,000)	-
Exercised	-	-
Warrants outstanding at end of period	1,340,000	1,340,000